Financial result (Tables)	12 Months Ended
Dec. 31, 2021
Financial result
Schedule of Finance Income Expense Explanatory

	2021	2020	2019
Finance income
Yields and interests	266,116	299,246	481,674
Results from financial assets and others	108,640	665,310	975,245
Gain on derivatives valuation	10,289	108,838	—
Dividends (1)	27	44	117,260
Other financial income	18,520	27,992	49,157
	403,592	1,101,430	1,623,336
Finance expenses
Interest (2)	(3,095,224)	(2,384,342)	(1,894,490)
Financial cost of other liabilities (3)	(1,043,728)	(872,987)	(757,509)
Results from financial assets	(101,973)	(473,598)	(638,767)
Other financial expenses	(190,723)	(198,864)	(43,703)
	(4,431,648)	(3,929,791)	(3,334,469)
Foreign exchange gain
(Loss) gain from exchange difference	(31,726)	346,774	40,639
Gain from realization of other comprehensive income on sale of joint ventures (Note 13)	361,728	—	—
	330,002	346,774	40,639

Financial result	(3,698,054)	(2,481,587)	(1,670,494)
(1)	In 2007, Arrendadora Financiera Internacional Bolivariana (AFIB) and Ecopetrol signed an agreement to constitute a trust fund, in which Invercolsa deposited dividends corresponding to 8.53% of the participation in dispute, regarding the shares acquired by Fernando Londoño. In 2019, as a result of the sentence of the Supreme Court of Justice, Ecopetrol received the amount of dividends that were in that trust.
(2)	As of December 31, 2021, borrowing costs for the financing of developing natural resources and property, plant, and equipment of COP$255,707 (2020 – COP$247,501 and 2019 – $248,139) were capitalized.
(3)	Includes the financial expense of the asset retirement obligations and the liabilities for post–employment benefits.